Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill attributed to the business segments [Abstract]
Total goodwill	$ 48,854,000,000	$ 48,357,000,000	$ 48,027,000,000
Intangible Assets By Major Class [Line Items]
Mortgage servicing rights	13,649,000,000	15,531,000,000	9,403,000,000
Other intangible assets:
Other intangible assets	4,039,000,000	4,621,000,000
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	4,039,000,000	4,621,000,000	5,581,000,000
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	936,000,000	1,050,000,000	1,263,000,000
Changes in the carrying amount of goodwill [Abstract]
Balance at beginning of period	48,357,000,000	48,027,000,000	45,270,000,000
Changes during the period:
Business combinations	556,000,000	271,000,000	2,481,000,000
Dispositions	(19,000,000)	0	(38,000,000)
Other	(40,000,000)	59,000,000	314,000,000
Balance at December 31,	48,854,000,000	48,357,000,000	48,027,000,000
Mortgage servicing rights activity [Abstract]
Fair value at the beginning of the period	15,531,000,000	9,403,000,000	8,632,000,000
MSR activity
Originations of MSRs	3,153,000,000	3,615,000,000	3,061,000,000
Purchase of MSRs	26,000,000	2,000,000	6,755,000,000
Disposition of MSRs	(407,000,000)	(10,000,000)	0
Total net additions	2,772,000,000	3,607,000,000	9,816,000,000
Change in valuation due to inputs and assumptions	(2,268,000,000)	5,807,000,000	(6,933,000,000)
Other changes in fair value	(2,386,000,000)	(3,286,000,000)	(2,112,000,000)
Total change in fair value of MSRs	(4,654,000,000)	2,521,000,000	(9,045,000,000)
Fair value at December 31	13,649,000,000	15,531,000,000	9,403,000,000
Change in unrealized gains/(losses) included in income related to MSRs held at December 31	(2,268,000,000)	5,807,000,000	6,933,000,000
Contractual service fees, late fees and other ancillary fees included in income	4,484,000,000	4,818,000,000	3,353,000,000
Third-party mortgage loans serviced at December 31	976,000,000,000	1,091,000,000,000	1,185,000,000,000
Servicer advances, net at December 31	9,900,000,000	7,700,000,000	5,200,000,000
Business Acquisition [Line Items]
Includes MSRs acquired as a result of the Washington Mutual transaction	26,000,000	2,000,000	6,755,000,000
Net production revenue:
Production revenue	3,440,000,000	2,115,000,000	1,150,000,000
Repurchase Losses	(2,912,000,000)	(1,612,000,000)	(252,000,000)
Net production revenue	528,000,000	503,000,000	898,000,000
Operating revenue:
Loan servicing revenue	4,575,000,000	4,942,000,000	3,258,000,000
Other changes in MSR asset fair value	(2,384,000,000)	(3,279,000,000)	(2,052,000,000)
Total operating revenue	2,191,000,000	1,663,000,000	1,206,000,000
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	(2,268,000,000)	5,807,000,000	(6,933,000,000)
Derivative valuation adjustments and other	3,404,000,000	(4,176,000,000)	8,366,000,000
Total risk management	1,136,000,000	1,628,000,000	1,517,000,000
Total RFS net mortgage servicing revenue	3,327,000,000	3,291,000,000	2,723,000,000
All other	15,000,000	(116,000,000)	(154,000,000)
Mortgage fees and related income	3,870,000,000	3,678,000,000	3,467,000,000
Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs) [Abstract]
Weighted-average prepayment speed assumption (CPR)	11.29%	11.37%
Impact on fair value of 10% adverse change	(809,000,000)	(896,000,000)
Impact on fair value of 20% adverse change	(1,568,000,000)	(1,731,000,000)
Weighted-average option adjusted spread	0.0394	0.0463
Impact on fair value of 100 basis points adverse change	(578,000,000)	(641,000,000)
Impact on fair value of 200 basis points adverse change	(1,109,000,000)	(1,232,000,000)
Goodwill and other intangible assets (Numeric) [Abstract]
Commercial Real Estate, Fair Value, Period Increase (Decrease)	(1,000,000)	(4,000,000)	(4,000,000)
Commercial Real Estate, Fair Value	40,000,000	41,000,000	55,000,000
Indefinitely-lived intangibles related to asset management advisory contracts, not amortized	600,000,000
Retail Financial Services [Member]
Goodwill attributed to the business segments [Abstract]
Total goodwill	16,496,000,000	16,514,000,000	16,210,000,000
Changes in the carrying amount of goodwill [Abstract]
Balance at beginning of period	16,514,000,000	16,210,000,000
Changes during the period:
Balance at December 31,	16,496,000,000	16,514,000,000	16,210,000,000
MSR activity
Change in valuation due to inputs and assumptions	(2,268,000,000)	5,804,000,000	(6,849,000,000)
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	(2,268,000,000)	5,804,000,000	(6,849,000,000)
Investment Bank [Member]
Goodwill attributed to the business segments [Abstract]
Total goodwill	5,278,000,000	4,959,000,000	4,765,000,000
Changes during the period:
Balance at December 31,	5,278,000,000	4,959,000,000	4,765,000,000
Card Services and Auto [Member]
Goodwill attributed to the business segments [Abstract]
Total goodwill	14,522,000,000	14,451,000,000	14,607,000,000
Changes during the period:
Balance at December 31,	14,522,000,000	14,451,000,000	14,607,000,000
Commercial Banking [Member]
Goodwill attributed to the business segments [Abstract]
Total goodwill	2,866,000,000	2,868,000,000	2,870,000,000
Changes during the period:
Balance at December 31,	2,866,000,000	2,868,000,000	2,870,000,000
Treasury & Securities Services [Member]
Goodwill attributed to the business segments [Abstract]
Total goodwill	1,680,000,000	1,667,000,000	1,633,000,000
Changes during the period:
Balance at December 31,	1,680,000,000	1,667,000,000	1,633,000,000
Asset Management [Member]
Goodwill attributed to the business segments [Abstract]
Total goodwill	7,635,000,000	7,521,000,000	7,565,000,000
Changes during the period:
Balance at December 31,	7,635,000,000	7,521,000,000	7,565,000,000
Corporate/Private Equity [Member]
Goodwill attributed to the business segments [Abstract]
Total goodwill	377,000,000	377,000,000	377,000,000
Changes during the period:
Balance at December 31,	377,000,000	377,000,000	377,000,000
Core Deposit Intangibles [Member]
Other intangible assets:
Other intangible assets	879,000,000	1,207,000,000	1,597,000,000
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	4,280,000,000	4,280,000,000
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,401,000,000	3,073,000,000
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	879,000,000	1,207,000,000
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	328,000,000	390,000,000	469,000,000
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	284,000,000
2011	240,000,000
2012	195,000,000
2013	100,000,000
2014	25,000,000
Other intangibles [Member]
Other intangible assets:
Other intangible assets	1,670,000,000	1,477,000,000	1,592,000,000
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	2,515,000,000	2,200,000,000
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	845,000,000	723,000,000
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	1,670,000,000	1,477,000,000
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	142,000,000	145,000,000	136,000,000
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	116,000,000
2011	111,000,000
2012	108,000,000
2013	94,000,000
2014	76,000,000
Total Other Intangible Assets [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	797,000,000
2011	711,000,000
2012	619,000,000
2013	405,000,000
2014	219,000,000
Purchased Credit Card Relationships [Member]
Other intangible assets:
Other intangible assets	897,000,000	1,246,000,000	1,649,000,000
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	5,789,000,000	5,783,000,000
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	4,892,000,000	4,537,000,000
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	897,000,000	1,246,000,000
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	355,000,000	421,000,000	625,000,000
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	294,000,000
2011	254,000,000
2012	213,000,000
2013	109,000,000
2014	23,000,000
Other credit card- related intangibles [Member]
Other intangible assets:
Other intangible assets	593,000,000	691,000,000	743,000,000
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	907,000,000	894,000,000
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	314,000,000	203,000,000
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	593,000,000	691,000,000
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	111,000,000	94,000,000	33,000,000
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	103,000,000
2011	106,000,000
2012	103,000,000
2013	102,000,000
2014	95,000,000
Washington Mutual [Member]
MSR activity
Purchase of MSRs	59,000,000
Business Acquisition [Line Items]
Includes MSRs acquired as a result of the Washington Mutual transaction	$ 59,000,000